Business combinations - Additional Information (Details)			12 Months Ended
	Jun. 25, 2024 CAD ($) store	Dec. 29, 2022 CAD ($) shares store	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Cantopia (Millcreek)
Disclosure of detailed information about business combination [line items]
Percentage of acquisition	100.00%
Number of retail cannabis stores acquired | store	1
Cash consideration	$ 600,000
Percentage of purchase price withheld in escrow	25.00%
Period after date of agreement the purchase price is withheld in escrow	1 year
Goodwill deductible for tax purposes	$ 0
Revenues			$ 450,000
Net (loss) income			$ (70,000)
Jimmy's
Disclosure of detailed information about business combination [line items]
Percentage of acquisition		100.00%
Number of retail cannabis stores acquired | store		2
Goodwill deductible for tax purposes		$ 0
Revenues				$ 4,660,000
Net (loss) income				$ (203,000)
Pre-consolidation shares issued (in shares) | shares		2,595,533
Aggregate value of common shares, consideration		$ 4,932,000
Working Capital Adjustment		$ 352,000